Loans and Notes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Loans and Notes [Abstract]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts	The Company has convertible notes payable, net of unamortized discounts as follows:
	Face value of convertible notes payable		Unamortized debt discounts		Convertible notes payable, net of unamortized discounts		Third parties		Related parties
June 30, 2023 balance		$5,150,000		$(358,284)		$4,791,716		$4,791,716	$-
Amortization of debt discounts		-		358,284		358,284		358,284	-
Repayments		(3,367,290)		-		(3,367,290)		(3,367,290)	-
Conversion		(1,782,710)		-		(1,782,710)		(1,782,710)	-
June 30, 2024 balance		-		-		-		-	-
Repayments		-		-		-		-	-
Conversion		-		-		-		-	-
September 30, 2024 balance (unaudited)	$		$		$		$		$-
The Company has convertible notes payable, net of unamortized discounts as follows:
	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts	Third parties	Related parties
June 30, 2022 balance	14,108,876	(717,260)	13,391,616	10,954,042	2,437,574
Issuance of convertible notes	8,172,093	(1,189,074)	6,983,019	6,983,019	-
Amortization of debt discounts	-	1,290,050	1,290,050	1,290,050	-
Conversion	(17,130,969)	245,980	(16,884,989)	(14,447,415)	(2,437,574)
Exchange rate effect	-	12,020	12,020	12,020	-
June 30, 2023 balance	$5,150,000	$(358,284)	$4,791,716	$4,791,716	$-
Amortization of debt discounts	-	358,284	358,284	358,284	-
Repayments	(3,367,290)	-	(3,367,290)	(3,367,290)	-
Conversion	(1,782,710)	-	(1,782,710)	(1,782,710)	-
June 30, 2024 balance	$-	$-	$-	$-	$-